Commission and fee income	6 Months Ended
Jun. 30, 2022
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]	Commissions and fee income Disaggregation of revenues by product type and business segment Three months ended Jun 30, 2022 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement CapitalRelease Unit Corporate &Other TotalConsolidated Major type of services: Commissions for administration 57 7 67 4 0 (1) 135 Commissions for assets under management 5 0 90 914 (0) 0 1,009 Commissions for other securities 151 0 12 0 0 0 163 Underwriting and advisory fees 7 336 3 0 0 (6) 341 Brokerage fees 4 82 283 20 1 (0) 390 Commissions for local payments 119 0 242 0 0 1 362 Commissions for foreign commercial business 120 8 19 0 0 (1) 145 Commissions for foreign currency/exchange business 5 0 1 0 0 (0) 6 Commissions for loan processing and guarantees 157 72 83 0 1 1 315 Intermediary fees 1 1 142 0 0 2 145 Fees for sundry other customer services 69 90 0 29 0 0 188 Total fee and commissions income 696 596 941 967 3 (4) 3,200 Gross expense (699) Net fees and commissions 2,502 Three months ended Jun 30, 2021 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement CapitalRelease Unit Corporate &Other TotalConsolidated Major type of services: Commissions for administration 60 10 65 6 1 (1) 141 Commissions for assets under management 4 0 88 844 (0) 0 936 Commissions for other securities 106 0 10 0 0 0 117 Underwriting and advisory fees 9 566 3 0 0 (15) 564 Brokerage fees 5 66 318 22 25 1 437 Commissions for local payments 112 1 151 0 0 3 267 Commissions for foreign commercial business 111 6 25 0 0 (1) 142 Commissions for foreign currency/exchange business 2 0 1 0 0 (0) 3 Commissions for loan processing and guarantees 135 79 74 0 2 0 290 Intermediary fees 2 (1) 154 0 0 2 157 Fees for sundry other customer services 62 128 12 27 (0) 1 230 Total fee and commissions income 609 855 903 899 27 (8) 3,284 Gross expense (711) Net fees and commissions 2,574 Prior years’ comparatives aligned to presentation in the current year Six months ended Jun 30, 2022 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement CapitalRelease Unit Corporate &Other TotalConsolidated Major type of services: Commissions for administration 112 13 132 9 0 (1) 265 Commissions for assets under management 10 0 193 1,829 (0) 0 2,032 Commissions for other securities 262 (0) 24 0 0 0 286 Underwriting and advisory fees 19 832 6 0 0 (22) 835 Brokerage fees 11 149 696 36 1 (0) 894 Commissions for local payments 236 2 485 0 0 7 730 Commissions for foreign commercial business 237 14 39 0 0 (2) 288 Commissions for foreign currency/exchange business 10 0 2 0 0 (0) 12 Commissions for loan processing and guarantees 299 130 162 0 1 2 595 Intermediary fees 6 1 330 0 0 6 344 Fees for sundry other customer services 139 173 3 62 1 1 379 Total fee and commissions income 1,341 1,315 2,072 1,937 4 (9) 6,658 Gross expense (1,401) Net fees and commissions 5,257 Six months ended Jun 30, 2021 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement CapitalRelease Unit Corporate &Other TotalConsolidated Major type of services: Commissions for administration 120 23 128 11 2 (2) 283 Commissions for assets under management 8 0 176 1,660 (0) 0 1,844 Commissions for other securities 201 (0) 21 1 0 0 222 Underwriting and advisory fees 21 1,151 9 0 (0) (30) 1,151 Brokerage fees 12 129 715 40 58 (0) 954 Commissions for local payments 221 2 385 0 0 5 612 Commissions for foreign commercial business 221 11 50 0 0 (1) 280 Commissions for foreign currency/exchange business 4 0 3 0 0 (0) 6 Commissions for loan processing and guarantees 275 130 151 0 3 2 560 Intermediary fees 7 1 306 0 0 6 321 Fees for sundry other customer services 134 242 23 59 2 2 461 Total fee and commissions income 1,223 1,689 1,965 1,771 65 (18) 6,695 Gross expense (1,382) Net fees and commissions 5,313 Prior years’ comparatives aligned to presentation in the current year As of June 30, 2022 and June 30, 2021 the Group’s balance of receivables from commission and fee income was € 865 million and € 914 million, respectively. As of June 30, 2022 and June 30, 2021 the Group’s balance of contract liabilities associated to commission and fee income was € 79 million and € 65 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. Customer payment in exchange for services provided are generally subject to performance by the Group over the specific service period such that the Group’s right to payment arises at the end of the service period when its performance obligations are fully completed. Therefore, no material balance of contract asset is reported.